Label	Element	Value
Class P2 Prospectus | PACE Small/Medium Co Value Equity Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

December 20, 2023

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2023.

Includes:

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Small/Medium Co Value Equity Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Huber Capital Management, LLC ("Huber") as subadvisor to the fund, effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM, the Board has appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management ("Victory"), and ARGA Investment Management, LP ("ARGA") to serve as new subadvisors to the fund. Integrity and ARGA each assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on December 19, 2023.

Second, the purpose of this supplement is to update certain information regarding the investment advisory arrangements for PACE® Small/Medium Co Growth Equity Investments, a series of the Trust. Riverbridge Partners, LLC ("Riverbridge") has been a subadvisor to the fund since October 2005. Riverbridge entered into a transaction (the "Riverbridge Transaction") that provided for the sale of a majority equity interest in Riverbridge from Northill US Holdings Inc. to employees of Riverbridge, effective December 14, 2023. Subsequent to the closing of the Riverbridge Transaction, Riverbridge employees increased their ownership to over 70% of the company's equity, and Lincoln Peak Capital Management, LLC became a minority shareholder and owns the remaining equity interests in Riverbridge. The Riverbridge Transaction resulted in an assignment of the sub-advisory agreement between Riverbridge and UBS AM, with respect to the fund for purposes of the Investment Company Act of 1940, as amended.

In anticipation of the Riverbridge Transaction, and at the recommendation of UBS AM, the Board had approved a new sub-advisory agreement with Riverbridge to become effective upon the consummation of the Riverbridge Transaction. Accordingly, effective as of the close of business on December 14, 2023, Riverbridge continues to manage an allocated portion of the fund. The terms of the new sub-advisory agreement with Riverbridge are

ZS-1248

substantially identical to those of the former sub-advisory agreement with Riverbridge. No material changes are expected to occur with respect to the management of Riverbridge's allocated portion of the fund.

I. PACE® Small/Medium Co Value Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Huber Capital Management, LLC" or "Huber" as a subadvisor to PACE® Small/Medium Co Value Equity Investments in the Prospectuses and SAI are hereby deleted.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Small/Medium Co Value Equity Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE® Small/Medium Co Value Equity Investments Fund summary" and sub-captioned "Management process" on page 47 of the Multi-Class Prospectus, on page 50 of the Class P Prospectus and on page 47 of the Class P2 Prospectus is revised by adding the following as the last bullet points under the fourth paragraph of that section:

• A flexible value strategy that utilizes fundamental, bottom-up stock selection with top-down inputs considered as part of the sector allocation process.

• A disciplined valuation-focused strategy based on deep fundamental research.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE® Small/Medium Co Value Equity Investments Fund summary" and sub- captioned "Risk/return bar chart and table" on page 48 of the Multi-Class Prospectus, on page 51 of the Class P Prospectus and on page 48 of the Class P2 Prospectus is revised by inserting the following as the second and third to last sentences of the first paragraph of that section:

Victory Capital Management Inc., through its business unit branded as Integrity Asset Management ("Victory") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.